CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Summary of Classes Of Share Capital	Share capital and share premium

		Number of shares as of December 31, (thousand shares)		Balance as of December 31, (USD thousand)
	Note	2021	2020	2021	2020
Ordinary shares Fully paid	(iii)	657,661	880,000	5,918,443	305,378
Preference shares Fully paid	(iii)/(vi)	—	76,413	—	300,466
a.The number of ordinary shares and preferred A shares for 2021 are of Arrival and for 2020 are of Arrival Luxembourg S.à r.l..
(i) Movements in ordinary shares

	Note	Number of ordinary shares (thousands)	Par value (USD thousand)	Share Premium (USD thousand)	Total (USD thousand)
As at January 1, 2020		880,000	252,091	53,219	305,310
Contribution of shares by Kinetik	(x)	(50,000)	(13,724)	—	(13,724)
Contribution of Roborace Ltd by Kinetik	8B	—	—	68	68
Treasury shares	(x)	37,508	10,295	—	10,295
Shares sold to RSP Scheme members	(x),(xi)	12,492	3,429	—	3,429
As at December 31, 2020		880,000	252,091	53,287	305,378
Initial share capital of Arrival		300	35	—	35
Reduction of capital of Arrival	(iv)	(300)	(35)	—	(35)
Adjustment on exchange of ordinary share of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival *	(v)/(xiv)	(388,816)	(194,067)	4,578,428	4,384,361
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*	(vi)/(xiv)	42,651	5,038	302,688	307,726
Issuance of share capital as consideration for the merger with CIIG	(vii)	72,322	8,543	711,625	720,168
Treasury shares	(x)	(50)	6	—	6
Sale of treasury shares	(x)	50	(6)	—	(6)
Conversion of warrants into shares	(viii)	14,274	1,694	139,149	140,843
Issuance of share capital	(ix)	37,230	4,199	349,483	353,682
Less: Transaction cost arising on shares issued	(ix)	—	—	(18,046)	(18,046)
Impact from conversion of share capital from EUR to USD		—	-3,452	-272,217	-275,669
Balance as at December 31, 2021		657,661	74,046	5,844,397	5,918,443
* The exchange of ordinary and preferred A shares of Arrival Luxembourg S.à r.l. for shares of Arrival are presented net in the consolidated statement of change in equity.
(ii) Movements in preferred A shares

	Note	Number of preferred A shares (thousands)	Par value (USD thousand)	Share Premium (USD thousand)	Total (USD thousand)
Opening balance as at January 1, 2020	(xiii)	29,333	8,206	103,684	111,890
Increase of share capital	(xiii)	47,080	13,829	174,747	188,576
Balance as at December 31, 2020		76,413	22,035	278,431	300,466
Exchange of preferred A shares in Arrival Luxembourg S.à r.l. for ordinary shares in Arrival	(vi)	(76,413)	(22,035)	(278,431)	(300,466)
Balance as at December 31, 2021		—	—	—	—

(iii) Ordinary shares and preferred A shares

Details	Note	Number of shares (thousands)
Opening balance as at January 1, 2020		—
Contribution of Treasury shares by Kinetik	x	50,000
Acquisition of shares by the Trust	xi	(12,492)
Closing balance as at December 31, 2020		37,508
Adjustment on transfer of treasury shares from Arrival Luxembourg S.à r.l. to Arrival		(16,572)
Acquisition of treasury shares		167
RSU scheme shares allocated		(13)
SOP scheme shares allocated		(204)
Closing balance December 31, 2021		20,886

Summary of Impact on the Shares From Change of Parent Entity
The below table summarizes the impact the exchange of shares that occurred and as described in the notes above:

In thousands	Share capital in Arrival	Share premium in Arrival	Share capital in Arrival Luxembourg S.à r.l.	Share premium in Arrival Luxembourg S.à r.l.	Exchange impact in share capital	Exchange impact in share premium
Ordinary shares	58,024	4,631,715	(252,091)	(53,287)	(194,067)	4,578,428
Preferred A shares exchange for ordinary shares	5,038	302,688	(22,035)	(278,431)	(16,997)	24,257
Total	63,062	4,934,403	(274,126)	(331,718)	(211,064)	4,602,685

Summary of Other Reserves	Other reserves

	Notes	Foreign currency translation	Share based payments	RSPs	Equity reserves	Total
January 1, 2020		3,023	—	—	—	3,023
Other currency translations		16,490	—	—	—	16,490
Share-based expense		—	28,385	—	—	28,385
Sale of treasury shares to RSPs		—	—	49,856	—	49,856
Difference between fair value and nominal value of shares held by the Trust	9	—	—	(17,866)	—	(17,866)
31 December 2020		19,513	28,385	31,990	—	79,888
Other currency translation		(18,573)	—	—	—	(18,573)
Impact from conversion of share capital from EUR to USD		275,669	—	—	—	275,669
Reduction of share capital	(iv)	—	—	—	35	35
Exercise of warrants into shares	(vii)	—	—	—	82,424	82,424
Adjustment of shareholding transfer from Arrival Luxembourg S.à r.l. to Arrival	(v/vi)	—	—	—	(4,391,621)	(4,391,621)
Issuance of share capital as consideration for the merger with CIIG		—	—	—	870,922	870,922
Share-based expense		—	5,189	—	—	5,189
Share options exercise		—	1,466	—	—	1,466
Purchased own shares		—	—	(1,203)	—	(1,203)
31 December 2021		276,609	35,040	30,787	(3,438,240)	(3,095,804)